Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[1]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-4 CIK # Not Applicable
		Citi	354	41,689,356.71	100.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	1	101,848.06	0.24%	0	-	0.00%
Total			354	41,689,356.71	100.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	1	101,848.06	0.24%	0	-	0.00%

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1 The Securitizer disclosed in its quarterly filing made on February 14, 2014 pursuant to Rule 15Ga-1(c)(2) that one asset originated by Citi subject to a demand to repurchase or replace such asset was is in dispute and was not rejected, withdrawn, repurchased or cured (the “2012-4 Pending Asset”). As disclosed herein, during the 3-month period ending March 31, 2014, the demand to repurchase the 2012-4 Pending Asset was withdrawn.